OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 22: -	OPERATING SEGMENTS

a.	General:

The Company operates across several market segments, including human health, agriculture, and other industrial applications. The agriculture segment consists of the certain parent Company’s activities and two of the Company's subsidiaries, Lavie Bio Ltd. and AgPlenus Ltd. The human health segment consists of the Company's subsidiaries, Biomica Ltd. and Canonic Ltd. The industrial applications segment consists of the Company's subsidiary Casterra Ag Ltd. The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Industrial applications segment	-	Develops improved castor bean seeds to serve as a feedstock source for other industrial uses.

Human health segment	-	Discovers and develops human microbiome-based therapeutics and cannabis activity.

Unallocated	-	Other corporate expenses and general development of enabling technologies discovery and optimization.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.	The following table presents our revenues and operating loss by segments:

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2023
Revenues	$3,791	$1,075	$487	$287	$5,640

Operating loss	$(11,100)	$(39)	$(10,349)	$(5,020)	$(26,508)

Net financing income					$521

Loss before taxes on income					$(25,987)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2022
Revenues	$876	$72	$513	$214	$1,675

Operating loss	$(12,256)	$(220)	$(8,875)	$(5,590)	$(26,941)

Net financing income					$(2,813)

Loss before taxes on income					$(29,754)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2021
Revenues	$628	$40	$183	$79	$930

Operating loss	$(12,248)	$(169)	$(10,087)	$(8,449)	$(30,953)

Net financing expenses					$521

Loss before taxes on income					$(30,432)

c.	Major customers:

Revenues from major customers, each of whom amounts to 10% or more of total revenues. The revenues from major customers detailed below were recorded in the Agriculture and Industrial application segment:

	Year ended December 31,
	2023	2022	2021

Customer A (subsidiary shareholder)	62%	48%	35%
Customer B	-	-	20%
Customer C	-	26%	17%
Customer D	17%	-	-

d.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2023	2022	2021

United States	65%	51%	56%
Israel	16%	45%	38%
Brazil	-	-	2%
Other	19%	4%	4%

	100%	100%	100%

The carrying amounts of non-current assets (right-of-use-assets, property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	December 31,
	2023	2022	2021

United States	80%	79%	81%
Israel	20%	21%	19%

	100%	100%	100%